Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 10,278,000	$ 7,233,000	$ 1,656,000
Accounts receivable, net	6,229,000	4,400,000
Inventory, net	9,761,000	5,857,000	6,961,000
Prepaid expenses and other current assets	1,985,000	1,846,000	1,229,000
Total Current Assets	28,253,000	19,336,000	9,846,000
Property and equipment, net	73,000	64,000	21,000
Total Assets	28,326,000	19,400,000	9,867,000
Current liabilities:
Convertible notes payable to related parties			70,919,000
Senior notes payable	51,297,000	41,902,000
Accounts payable	13,463,000	12,107,000	4,379,000
Accrued expenses	11,002,000	4,631,000	1,767,000
Deferred revenue	1,048,000	1,172,000
Total current liabilities	76,810,000	59,812,000	77,065,000
Convertible notes payable to related parties	98,130,000	77,911,000
Convertible preferred stock warrant liability			551,000
Derivative liability			65,006,000
Royalty obligation	10,802,000	9,262,000
Total Liabilities	185,742,000	146,985,000	142,622,000
Commitments and Contingencies
Redeemable convertible preferred stock, value	197,463,000	198,195,000	183,513,000
Stockholders’ Equity:
Common stock $0.001 par value; 56,593,539 shares authorized at June 30, 2021 and December 31, 2020; 3,500,848 and 870,263 shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively	3,000	1,000	1,000
Additional paid-in capital	4,443,000
Retained earnings (accumulated deficit)	(359,325,000)	(325,781,000)	(316,269,000)
Total stockholders’ equity	(354,879,000)	(325,780,000)	(316,268,000)
Total Liabilities and Stockholders’ Equity	28,326,000	19,400,000	$ 9,867,000
Blue Water Acquisition Corp
Current assets
Cash	224,535	655,371
Prepaid expenses	115,420	168,141
Total Current Assets	339,955	823,512
Investments held in Trust Account	58,652,957	58,650,048
Total Assets	58,992,912	59,473,560
Current liabilities:
Accounts payable	117,913	178,645
Accrued expenses	812,302	70,000
Due to related party	60,000
Accrued franchise and other taxes	347,290	172,200
Total current liabilities	1,337,505	420,845
Deferred underwriting commissions	2,012,500	2,012,500
Derivative warrant liabilities	7,251,895	16,698,635
Total Liabilities	10,601,900	19,131,980
Commitments and Contingencies
Common stock shares subject to possible redemption	43,391,004	35,341,572
Stockholders’ Equity:
Preferred stock, value
Class A common stock, $0.0001 par value; 50,000,000 shares authorized; 1,553,480 and 2,343,640 shares issued and outstanding (excluding 4,254,020 and 3,464,860 shares subject to possible redemption) at June 30, 2021 and December 31, 2020, respectively	155	234
Class B common stock, $0.0001 par value; 2,000,000 shares authorized; 1,437,500 shares issued and outstanding	144	144
Additional paid-in capital	2,597,293	9,717,651
Retained earnings (accumulated deficit)	2,402,416	(4,718,021)
Total stockholders’ equity	5,000,008	5,000,008
Total Liabilities and Stockholders’ Equity	$ 58,992,912	$ 59,473,560